Stock Subscription Notes Receivable - Additional Information (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Sep. 30, 2021
Stock Subscription Notes Receivable [Line Items]
Stock subscription notes receivable	$ 600	$ 300	$ 400
Stock Subscription Notes Receivable [Member]
Stock Subscription Notes Receivable [Line Items]
Payment of advances towards stock subscription notes receivable	500	6,683
Proceeds from collection of notes receivable	$ 200	$ 200
Stock Subscription Notes Receivable [Member] | Maximum [Member]
Stock Subscription Notes Receivable [Line Items]
Loans receivable variable interest rate spread	4.75%	4.75%
Stock Subscription Notes Receivable [Member] | Minimum [Member]
Stock Subscription Notes Receivable [Line Items]
Loans receivable variable interest rate spread	3.25%	3.25%
Stock Subscription Notes Receivable [Member] | Eighteen Shareholders [Member]
Stock Subscription Notes Receivable [Line Items]
Stock subscription notes receivable		$ 300
Stock Subscription Notes Receivable [Member] | Seventeen Shareholders [Member]
Stock Subscription Notes Receivable [Line Items]
Stock subscription notes receivable	$ 600